Revenues (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement Line Items [Line Items]
Revenue	$ 144	$ 121	$ 436
Customer A [Member]
Statement Line Items [Line Items]
Revenue	85		134
Customer B [Member]
Statement Line Items [Line Items]
Revenue		5	92
Customer C [Member]
Statement Line Items [Line Items]
Revenue		13
Customer D [Member]
Statement Line Items [Line Items]
Revenue		21
Customer E [Member]
Statement Line Items [Line Items]
Revenue		$ 16